PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Mar. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of September 30, 2024	As of March 31, 2025
	RMB	RMB
Prepayment for inventories and others	260,033	1,109,243
Deferred offering costs	4,933,304	6,102,442
Prepaid taxes	961,824	871,776
Total	6,155,161	8,083,461